Intangible Assets - Schedule of Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Amortization of Intangible Assets [Abstract]
2026	$ 941
2027	941
2028	941
2029	939
Total	$ 3,762	$ 4,702